Investment Strategy	Jun. 30, 2026
Nuveen Global Equity Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund will generally focus its investments on income producing securities. Under normal market conditions, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities, including common stock and preferred securities, certain debt securities convertible into common stock or preferred securities, and other securities with equity characteristics.
Up to 20% of the Fund’s net assets may be invested in debt securities, including corporate debt securities and U.S. government and agency debt securities. The Fund may invest up to 10% of its net assets in below-investment-grade debt securities, commonly referred to as “high yield” securities or “junk” bonds.
The Fund may write covered call options in order to generate additional income.
The Fund may invest in securities of issuers located anywhere in the world. The minimum portion of the Fund’s net assets invested in non-U.S. securities floats based on the portion of the Fund’s benchmark (the MSCI World Value Index) that is composed of non-U.S. securities. Under normal market conditions, the minimum portion of the Fund’s net assets (plus the amount of any borrowings for investment purposes) invested in non-U.S. securities will be 80% of the MSCI World Value Index’s non-U.S. assets, calculated on a daily basis. During periods of unfavorable market conditions, the minimum portion of the Fund’s net assets invested in non-U.S. securities will be reduced to 50% of the MSCI World Value Index’s non-U.S. assets. The Fund will invest in securities of companies representing at least three different countries (one of which may be the United States). The Fund may invest up to 20% of its net assets in securities of companies located in emerging markets. The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.
The Fund may utilize the following derivatives: currency options, currency futures and options on such futures, and currency forwards. The Fund may use these derivatives in an attempt to manage market or business risk, enhance the Fund’s return, or hedge against adverse movements in currency exchange rates.
The Fund’s sub-adviser employs a rigorous, bottom-up research-focused investment process that seeks to identify undervalued companies with positive risk/reward characteristics it believes will be present over an extended time, regardless of interim fluctuations. The sub-adviser may choose to sell securities or reduce positions if it feels that a company no longer possesses favorable risk/reward characteristics, attractive valuations or a catalyst, or if a company suspends or is projected to suspend its dividend or interest payments.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund will invest at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities, including common stock and preferred securities, certain debt securities convertible into common stock or preferred securities, and other securities with equity characteristics.
Nuveen Multi Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000® Value Index, S&P 1500 Value Index and MSCI World IMI Value Index. The Fund may invest in equity securities issued by companies with small, mid and large capitalizations. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of value companies.
Nuveen Large Cap Value Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies. Large-capitalization companies are those that have market capitalizations within the market capitalization range of the companies in the Russell 1000® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000® Value Index, S&P 1500 Value Index and MSCI World IMI Value Index. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries. The Fund may invest a portion of its assets in small- and mid-capitalization companies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of large-capitalization value companies. Large-capitalization companies are those that have market capitalizations within the market capitalization range of the companies in the Russell 1000® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000® Value Index, S&P 1500 Value Index and MSCI World IMI Value Index.
Nuveen Small/Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid-capitalization value companies. Small-capitalization and mid-capitalization companies are those that have market capitalizations within the market capitalization range of the companies in the Russell 2500™ Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000® Value Index, S&P 1500 Value Index and MSCI World IMI Value Index. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization and mid-capitalization value companies.
Nuveen Small Cap Value Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies. Small-capitalization companies are those that have market capitalizations within the range of the companies in the Russell 2000® Index. The market capitalization range is determined based on the companies in the index as of the last business day of the month in which the index was most recently reconstituted and may be updated to reflect any changes to the index composition and the market capitalization of companies in the index. Value companies are those that are constituents of at least one of the following indexes on the last business day of the month in which its most recent reconstitution was completed (as adjusted by changes to an index between reconstitutions): Russell 3000® Value Index, S&P 1500 Value Index and MSCI World IMI Value Index. The Fund’s sub-adviser seeks to identify under-valued companies with a catalyst to unlock value or improve profitability. The Fund’s sub-adviser maintains a long-term investment view and a focus on securities it believes can appreciate over an extended time, regardless of interim fluctuations. The Fund’s sub-adviser will sell securities or reduce positions if it feels that the company no longer possesses favorable risk/reward characteristics, attractive valuations or catalysts. The Fund invests primarily in U.S. equity securities, but it may invest up to 35% of its net assets in non-U.S. equity securities, including up to 10% of its net assets in equity securities of companies located in emerging market countries.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in equity securities of small-capitalization value companies.